Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets

(in millions of Canadian dollars)	2014	2013
Unamortized fees on credit facility	$9	$7
Long-term materials	30	31
Long-term receivables	28	28
Contracted customer incentives	9	6
Prepaid leases	9	9
Deferred hedging gains (Note 20)	–	19
Other	32	63

Total other assets	$117	$163